Schedule H, Line 4i – SCHEDULE OF ASSETS HELD FOR INVESTMENT PURPOSES AT END OF YEAR (Details) - EBP 015 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	34-0590250
Plan number	015
Current value	$ 13,572,548
Participant loans	20,375
Asset Held for Investment	13,592,923
Investments, at fair value:	13,572,548	$ 15,716,322
Investments measured at Net Asset Value: | Common/Collective Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, at fair value:	$ 1,818,540	$ 2,222,975
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%
Investment, Identifier [Axis]: Allspring Government Money Market Fund (Class Inst) | Shares, Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares	279,608
Current value	$ 279,608
Investment, Identifier [Axis]: Fidelity Investments Money Market Government Portfolio | Shares, Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares	24,196
Current value	$ 24,196
Investment, Identifier [Axis]: Loomis Sayles Core Plus Fixed Income Class F | Shares, Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares	1,875
Current value	$ 34,196
Investment, Identifier [Axis]: MFS International Equity Fund (Class 3A) | Shares, Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares	3,194
Current value	$ 72,844
Investment, Identifier [Axis]: MFS International New Discovery Fund (Class R4) | Shares, Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares	2,612
Current value	$ 84,212
Investment, Identifier [Axis]: Mass Mutual | Group Annuity Contract #30237401
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 2,218,010
Range of Significant Input Values	3.00%
Investment, Identifier [Axis]: NYLI Winslow Large Cap Growth Class I | Shares, Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares	22,949
Current value	$ 262,763
Investment, Identifier [Axis]: Nordson Corporation Common Stock | Shares, Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares	27,484
Current value	$ 6,607,865
Investment, Identifier [Axis]: Northern Trust Collective All Country World Index (ACWI) ex-US Fund Non-Lending | Shares, Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares	4
Current value	$ 1,099
Investment, Identifier [Axis]: Northern Trust Collective Extended Equity Market Index Fund Non-Lending (Tier III | Shares, Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares	699
Current value	$ 288,061
Investment, Identifier [Axis]: Northern Trust S&P 500 Index Fund Non-Lending | Shares, Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares	1,255
Current value	$ 867,500
Investment, Identifier [Axis]: State Street Target Retirement 2025 Non-Lending Series Fund (Class M) | Shares, Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares	1,726
Current value	$ 37,785
Investment, Identifier [Axis]: State Street Target Retirement 2030 Non-Lending Series Fund (Class M) | Shares, Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares	2,798
Current value	$ 66,617
Investment, Identifier [Axis]: State Street Target Retirement 2035 Non-Lending Series Fund (Class M) | Shares, Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares	2,938
Current value	$ 73,707
Investment, Identifier [Axis]: State Street Target Retirement 2040 Non-Lending Series Fund (Class M) | Shares, Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares	39
Current value	$ 1,025
Investment, Identifier [Axis]: State Street Target Retirement 2045 Non-Lending Series Fund (Class M) | Shares, Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares	9
Current value	$ 246
Investment, Identifier [Axis]: State Street Target Retirement 2050 Non-Lending Series Fund (Class M) | Shares, Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares	44
Current value	$ 1,219
Investment, Identifier [Axis]: State Street Target Retirement 2055 Non-Lending Series Fund (Class M) | Shares, Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares	1,665
Current value	$ 46,452
Investment, Identifier [Axis]: State Street Target Retirement 2060 Non-Lending Series Fund (Class M) | Shares, Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares	3,142
Current value	$ 82,323
Investment, Identifier [Axis]: State Street Target Retirement 2065 Non-Lending Series Fund (Class M) | Shares, Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares	1,403
Current value	$ 25,519
Investment, Identifier [Axis]: State Street Target Retirement Income Non-Lending Series Fund (Class M) | Shares, Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares	7,055
Current value	$ 123,688
Investment, Identifier [Axis]: T. Rowe Price Institutional Large Cap Value Fund | Shares, Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares	3,435
Current value	$ 78,657
Investment, Identifier [Axis]: Vanguard Balanced Index Fund (Admiral) | Shares, Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares	42,438
Current value	$ 2,198,698
Investment, Identifier [Axis]: Wellington SMID Cap Research Equity Portfolio (Series 1) | Shares, Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares	4,051
Current value	$ 96,258